Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31, 2025	December 31, 2024
Cash and banks	95,411	31,784
Cash equivalents	4,567,815	1,650,822
Total	4,663,226	1,682,606